Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets Net Excluding Goodwill Abstract
Acquired Intangible Assets, Net
11.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2019 and 2020 were as follows:

	December, 31
	2019				2020
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
PIBA license	111,715	(37,238)	—	74,477	112,215	(48,626)	—	63,589
	111,715	(37,238)	—	74,477	112,215	(48,626)	—	63,589

Amortization expenses for the years ended December 31, 2018, 2019 and 2020 were $11,112, $11,119 and $11,223, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $11,222, $11,222, $11,222, $11,222 and $18,701 for 2021, 2022, 2023, 2024, 2025 and thereafter, respectively.

During 2017, the Company recorded an impairment loss on its intangible assets in the amount of $291,817 associated with the acquired commodities trading right. The Company recorded no impairment loss on its intangible assets associated with the acquired commodities trading right in 2019 and 2020.